NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS

15. NON-CONTROLLING INTERESTS

In December 2022, MKD Samoa entered into an equity transfer agreement with Ming-Chao Huang, a director and a shareholder of the Company, to transfer 42% equity interests of MKD Jiaxing to Ming-Chao Huang at US$1,627,729, which all amount converted from the loan from related party balance (Note 18). The capital contribution from Ming-Chao Huang was accounted for as non-controlling interests as of December 31, 2022. The 42% equity interests in MKD Jiaxing were acquired by the Company in July 2023 (Note 14) and reclassified as additional paid-in capital in the consolidated financial statements during 2023.

As a result of the recapitalization (Note 1), the shareholders of MKD Taiwan who did not participate in the Taiwan Reorganization and will continue to directly own 37.64% shares in MKD Taiwan. The remaining 37.64% shares in MKD Taiwan were accounted for as non-controlling interests on the consolidated financial statements.